Note 1: Summary of Accounting Principles (Policy)	12 Months Ended
Dec. 31, 2012
Summary Of Accounting Principles [Abstract]
Consolidation Policy [Text Block]	Consolidation. The Consolidated Financial Statements include the accounts of United Technologies Corporation (UTC) and its controlled subsidiaries. Intercompany transactions have been eliminated.
Cash And Cash Equivalents Policy [Text Block]

Cash and Cash Equivalents. Cash and cash equivalents includes cash on hand, demand deposits and short-term cash investments that are highly liquid in nature and have original maturities of three months or less.

Cash And Cash Equivalents Restricted Cash And Cash Equivalents Policy

On occasion, we are required to maintain cash deposits with certain banks with respect to contractual obligations related to acquisitions or divestitures or other legal obligations. As of December 31, 2012 and 2011, the amount of such restricted cash was approximately $35 million and $37 million, respectively and is included in Other assets, current.

Receivables Policy [Text Block]

Accounts Receivable. Current and long-term accounts receivable include retainage of $172 million and $154 million and unbilled receivables of $1,363 million and $1,060 million as of December 31, 2012 and 2011, respectively.

Retainage represents amounts that, pursuant to the applicable contract, are not due until project completion and acceptance by the customer. Unbilled receivables represent revenues that are not currently billable to the customer under the terms of the contract. These items are expected to be collected in the normal course of business. Long-term accounts receivable are included in Other assets in the Consolidated Balance Sheet.

Marketable Securities Available For Sale Securities Policy

Marketable Equity Securities. Equity securities that have a readily determinable fair value and that we do not intend to trade are classified as available-for-sale and carried at fair value. Unrealized holding gains and losses are recorded as a separate component of shareowners' equity, net of deferred income taxes.

Inventory Policy Text Block

Inventories and Contracts in Progress. Inventories and contracts in progress are stated at the lower of cost or estimated realizable value and are primarily based on first-in, first-out (FIFO) or average cost methods; however, certain UTC Aerospace Systems and UTC Climate, Controls & Security entities use the last-in, first-out (LIFO) method. If inventories that were valued using the LIFO method had been valued under the FIFO method, they would have been higher by $139 million and $144 million at December 31, 2012 and 2011, respectively.

Costs accumulated against specific contracts or orders are at actual cost. Inventory in excess of requirements for contracts and current or anticipated orders have been reserved as appropriate. Manufacturing costs are allocated to current production and firm contracts.

Property Plant And Equipment Policy [Text Block]	Fixed Assets. Fixed assets are stated at cost. Depreciation is recorded over the fixed assets' useful lives using the straight-line method.
Goodwill And Intangible Assets Policy [Text Block]

Goodwill and Intangible Assets. Goodwill represents costs in excess of fair values assigned to the underlying net assets of acquired businesses. Goodwill and intangible assets deemed to have indefinite lives are not amortized. Goodwill and indefinite-lived intangible assets are subject to annual impairment testing using the guidance and criteria described in the FASB ASC Topic “Intangibles – Goodwill and Other” . This testing compares carrying values to fair values and, when appropriate, the carrying value of these assets is reduced to fair value. During 2012 we early-adopted the FASB Accounting Standards Update (ASU) No. 2012-02, “Testing Indefinite-Lived Intangible Assets for Impairment” in connection with the performance of our annual goodwill and indefinite-lived intangible assets impairment test. This ASU intends to align impairment testing guidance among indefinite-lived asset categories. This ASU allows an assessment based on qualitative factors to determine whether it is more likely than not that an indefinite-lived intangible asset is impaired prior to determining whether it is necessary to perform the quantitative impairment test in accordance with FASB ASC Subtopic 350-30, “Intangibles - Goodwill and Other - General Intangibles Other than Goodwill.” During 2012, we recorded pre-tax goodwill impairment charges of approximately $360 million and $590 million related to Pratt & Whitney Rocketdyne (Rocketdyne) and Clipper Windpower (Clipper), respectively. The goodwill impairment charges result from the decision to dispose of both Rocketdyne and Clipper within a relatively short period after acquiring the businesses. Consequently, there has not been sufficient opportunity for the long-term operations to recover the value implicit in goodwill at the initial date of acquisition. During 2011 and 2010, we did not record any significant impairments to the carrying value of goodwill or indefinite-lived intangible assets.

Intangible assets consist of service portfolios, patents, trademarks/tradenames, customer relationships and other intangible assets including a collaboration asset established in connection with the restructuring of IAE International Aero Engines AG (IAE) as discussed further in Note 2. Also included within other intangible assets are commercial aerospace payments made to secure certain contractual rights to provide product on new aircraft platforms. Payments made on these contractual commitments are to be amortized as the related OEM and Aftermarket units are delivered.

Useful lives of finite-lived intangible assets are estimated based upon the nature of the intangible asset and the industry in which the intangible asset is used. These intangible assets are amortized based on the pattern in which the economic benefits of the intangible assets are consumed. For both our commercial aerospace collaboration assets and exclusivity arrangements, the pattern of economic benefit generally results in lower amortization during the development period with increasing amortization as programs enter full rate production and aftermarket cycles. If a pattern of economic benefit cannot be reliably determined, a straight-line amortization method is used. The range of estimated useful lives is as follows:

       Collaboration asset              30 years

       Customer relationships and related programs       2 to 32 years

       Purchased service contracts              5 to 30 years

       Patents & trademarks              3 to 40 years

       Exclusivity assets              3 to 25 years

Impairment Or Disposal Of Long Lived Assets Policy [Text Block]

Other Long-Lived Assets. We evaluate the potential impairment of other long-lived assets when appropriate. If the carrying value of other long-lived assets exceeds the sum of the undiscounted expected future cash flows, the carrying value is written down to fair value. During the years ended December 31, 2012 and 2011, we had certain non-recurring fair value measurements resulting in impairment charges of $168 million and $66 million, respectively. See Note 14. Additionally, in 2012 we recorded pre-tax net asset impairment charges of approximately $179 million related to UTC Power in discontinued operations. The impairment charge at UTC Power results from the disposition of the business before the benefits of technology investments were fully realized.

Income Tax Policy [Text Block]

Income Taxes. In the ordinary course of business there is inherent uncertainty in quantifying our income tax positions. We assess our income tax positions and record tax benefits for all years subject to examination based upon management's evaluation of the facts, circumstances, and information available at the reporting date. For those tax positions where it is more-likely-than-not that a tax benefit will be sustained, we have recorded the largest amount of tax benefit with a greater than 50% likelihood of being realized upon ultimate settlement with a taxing authority that has full knowledge of all relevant information. For those income tax positions where it is not more-likely-than-not that a tax benefit will be sustained, no tax benefit has been recognized in the financial statements. Where applicable, associated interest expense has also been recognized. We recognize accrued interest related to unrecognized tax benefits in interest expense. Penalties, if incurred, would be recognized as a component of income tax expense.

Revenue Recognition

Revenue Recognition. Sales under government and commercial fixed-price contracts and government fixed-price-incentive contracts are recorded at the time deliveries are made or, in some cases, on a percentage-of-completion basis. Sales under cost-reimbursement contracts are recorded as work is performed. Sales for elevators, escalators, installation and modernization contracts are accounted for under the percentage-of-completion method.

Losses, if any, on long-term contracts are provided for when anticipated. Loss provisions on original equipment contracts are recognized to the extent that estimated inventoriable manufacturing, engineering, product warranty and product performance guarantee costs, as appropriate, exceed the projected revenue from the products contemplated under the contractual arrangement. For new commitments, we generally record loss provisions at the earlier of contract announcement or contract signing except for certain requirements contracts under which losses are recorded upon receipt of the purchase order. For existing commitments, anticipated losses on contracts are recognized in the period in which losses become evident. Products contemplated under contractual arrangement include products purchased under contract and, in the large commercial engine and wheels and brakes businesses, future highly probable sales of replacement parts required by regulation that are expected to be purchased subsequently for incorporation into the original equipment. Revenue projections used in determining contract loss provisions are based upon estimates of the quantity, pricing and timing of future product deliveries. Losses are generally recognized on shipment to the extent that inventoriable manufacturing costs, estimated warranty costs and product performance guarantee costs, as appropriate, exceed revenue realized. Contract accounting requires estimates of future costs over the performance period of the contract as well as estimates of award fees and other sources of revenue. These estimates are subject to change and result in adjustments to margins on contracts in progress. The extent of progress toward completion on our long-term commercial aerospace equipment and helicopter contracts is measured using units of delivery. In addition, we use the cost-to-cost method for elevator and escalator sales, installation and modernization contracts in the commercial businesses. For long-term aftermarket contracts, revenue is recognized over the contract period in proportion to the costs expected to be incurred in performing services under the contract. We review our cost estimates on significant contracts on a quarterly basis, and for others, no less frequently than annually or when circumstances change and warrant a modification to a previous estimate. We record changes in contract estimates using the cumulative catch-up method in accordance with the Revenue Recognition Topic of the FASB ASC. In 2012, we recorded a $157 million charge on the CH-148 Canadian Maritime Helicopter program resulting from ongoing program delays.

Revenue Recognition Sales Of Services

Service sales, representing aftermarket repair and maintenance activities, are recognized over the contractual period or as services are performed. In the commercial businesses, revenue is generally recognized on a straight-line basis. In the aerospace businesses, revenue is generally recognized in proportion to cost.

Collaborative Arrangement Accounting Policy

Sales generated from engine programs, spare parts sales, and aftermarket business under collaboration arrangements are recorded as earned in our financial statements. Amounts attributable to our collaborators for their share of revenues are recorded as an expense in our financial statements based upon the terms and nature of the arrangement. Costs associated with engine programs under collaborative arrangements are expensed as incurred. Under these arrangements, collaborators contribute their program share of engine parts, incur their own production costs and make certain payments to Pratt & Whitney for shared or joint program costs. The reimbursement of a collaborator's share of program costs is recorded as a reduction of the related expense item at that time.

Research and Development Expense, Policy [Text Block]

Research and Development. Research and development costs not specifically covered by contracts and those related to the company sponsored share of research and development activity in connection with cost-sharing arrangements are charged to expense as incurred. Government research and development support, not associated with specific contracts, is recorded as a reduction to research and development expense in the period earned. Repayment, if any, is in the form of future royalties and is conditioned upon the achievement of certain financial targets including specific aircraft engine sales, total aircraft engine sales volume and total year-over-year sales growth of the entity receiving the government funding. Given the conditional and uncertain nature of any repayment obligations, royalty expense is typically recorded only upon engine shipment or is otherwise accrued monthly based upon the forecasted impact for the current year. The cumulative funding received under existing relationships has been approximately $2.0 billion of which approximately $450 million has been repaid to date in the form of royalties.

Research and development costs incurred under contracts with customers are included as a contract cost and reported as a component of cost of products sold when revenue from such contracts is recognized. Research and development costs in excess of contractual consideration is expensed as incurred.

Foreign Currency Transactions And Translations Policy [Text Block]

Foreign Exchange and Hedging Activity. We conduct business in many different currencies and, accordingly, are subject to the inherent risks associated with foreign exchange rate movements. The financial position and results of operations of substantially all of our foreign subsidiaries are measured using the local currency as the functional currency. Foreign currency denominated assets and liabilities are translated into U.S. Dollars at the exchange rates existing at the respective balance sheet dates, and income and expense items are translated at the average exchange rates during the respective periods. The aggregate effects of translating the balance sheets of these subsidiaries are deferred as a separate component of shareowners' equity.

Derivatives Policy [Text Block]

We have used derivative instruments, including swaps, forward contracts and options, to help manage certain foreign currency, interest rate and commodity price exposures. Derivative instruments are viewed as risk management tools by us and are not used for trading or speculative purposes. Derivatives used for hedging purposes may be designated and effective as a hedge of the identified risk exposure at the inception of the contract.

All derivative instruments are recorded on the balance sheet at fair value. Derivatives used to hedge foreign-currency-denominated balance sheet items are reported directly in earnings along with offsetting transaction gains and losses on the items being hedged. Derivatives used to hedge forecasted cash flows associated with foreign currency commitments or forecasted commodity purchases may be accounted for as cash flow hedges, as deemed appropriate. Gains and losses on derivatives designated as cash flow hedges are recorded in other comprehensive income and reclassified to earnings in a manner that matches the timing of the earnings impact of the hedged transactions. The ineffective portion of all hedges, if any, is recognized currently in earnings.

Additional information pertaining to foreign currency forward contracts is included in Note 14.

Environmental Costs Policy

Environmental. Environmental investigatory, remediation, operating and maintenance costs are accrued when it is probable that a liability has been incurred and the amount can be reasonably estimated. The most likely cost to be incurred is accrued based on an evaluation of currently available facts with respect to each individual site, including existing technology, current laws and regulations and prior remediation experience. Where no amount within a range of estimates is more likely, the minimum is accrued. For sites with multiple responsible parties, we consider our likely proportionate share of the anticipated remediation costs and the ability of the other parties to fulfill their obligations in establishing a provision for those costs. Liabilities with fixed or reliably determinable future cash payments are discounted. Accrued environmental liabilities are not reduced by potential insurance reimbursements.

Asset Retirement Obligations Policy

Asset Retirement Obligations. We record the fair value of legal obligations associated with the retirement of tangible long-lived assets in the period in which it is determined to exist, if a reasonable estimate of fair value can be made. Upon initial recognition of a liability, we capitalize the cost of the asset retirement obligation by increasing the carrying amount of the related long-lived asset. Over time, the liability is increased for changes in its present value and the capitalized cost is depreciated over the useful life of the related asset. We have determined that conditional legal obligations exist for certain of our worldwide owned and leased facilities related primarily to building materials. As of December 31, 2012 and 2011, the outstanding liability for asset retirement obligations was $174 million and $164 million, respectively.

Pension And Other Postretirement Plans Pensions Policy

Pension and Postretirement Obligations. Guidance under the FASB ASC Topic Compensation – Retirement Benefits requires balance sheet recognition of the overfunded or underfunded status of pension and postretirement benefit plans. Under this guidance, actuarial gains and losses, prior service costs or credits, and any remaining transition assets or obligations that have not been recognized under previous accounting standards must be recognized in other comprehensive income, net of tax effects, until they are amortized as a component of net periodic benefit cost.

Revenue Recognition, Incentives [Policy Text Block]

UTC Climate, Controls & Security customarily offers its customers incentives to purchase products to ensure an adequate supply of its products in the distribution channels. The principal incentive program provides reimbursements to distributors for offering promotional pricing for our products. We account for incentive payments made as a reduction in sales.